Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	64.00%	62.00%
Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	55.00%	50.00%
Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	27.00%	30.00%
Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	32.00%
other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	9.00%	8.00%
other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	15.00%	18.00%
Minimum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Minimum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Minimum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Minimum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	70.00%
Maximum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Maximum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%